Income Taxes (Reconciliation of the tax provision at the U.S. Federal Statutory Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Tax provision at the U.S. federal statutory rate, amount	$ 2,584	$ 2,033	$ 1,618
State income taxes, net of federal benefit, amount	129	66	106
Settlement of state exams, net of federal benefit, amount	(3)	(40)	(12)
Tax-exempt investment income, amount	(65)	(70)	(69)
Non-deductible compensation, amount	64	0	0
Other, net, amount	40	(3)	4
Total provision for income taxes, amount	$ 2,749	$ 1,986	$ 1,647
Tax provision at the U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit, rate	1.70%	1.10%	2.20%
Settlement of state exams, net of federal benefit, rate	0.00%	(0.70%)	(0.20%)
Tax-exempt investment income, rate	(0.90%)	(1.20%)	(1.50%)
Non-Deductible Compensation, rate	0.90%	0.00%	0.00%
Other, net, rate	0.50%	0.00%	0.10%
Effective income tax rate	37.20%	34.20%	35.60%